FIXED INCOME PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

FIXED INCOME PORTFOLIOS

SUPPLEMENT DATED SEPTEMBER 14, 2009 TO

PROSPECTUS DATED APRIL 1, 2009

The following replaces the third paragraph under Portfolio Management on Page 28 of the Prospectus:

Effective September 14, 2009, the manager of the U.S. Treasury Index Portfolio is Brandon P. Ferguson, Officer of Northern Trust. Mr. Ferguson joined Northern Trust in November 2007 as an Investment Associate in the Fixed Income Group, was promoted to Associate Fixed Income Portfolio Manager in July 2009, and for the past two years has managed various fixed-income accounts for Northern Trust clients. From 2006 to 2007, Mr. Ferguson was a Commercial Credit Analyst at First Midwest Bank. Prior to this, he served as a Credit Manager and Mortgage Salesman for Wells Fargo Financial.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional	NIF SPTFIX (9/09)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

NORTHERN INSTITUTIONAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated September 14, 2009 to Statement of Additional Information dated April 1, 2009

The information beginning on page 62 with respect to Ryan J. Laning, portfolio manager of the U.S. Treasury Index Portfolio, is deleted and replaced with the following:

PORTFOLIO MANAGERS

Portfolio	Portfolio Manager(s)
NIF U.S. Treasury Index Portfolio	Brandon P. Ferguson

* * *

Accounts Managed by the Portfolio Managers

The table below discloses the accounts within each type of category listed below for which Brandon P. Ferguson is jointly and primarily responsible for day-to-day portfolio management as of August 31, 2009:

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
Northern Institutional Funds:	0	$0	0	$0
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	16	$2,910,187,455	0	$0

* * *

Disclosure of Securities Ownership

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Brandon P. Ferguson	U.S. Treasury Index Portfolio	$0